UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael A. Karsch
Title:    Principal
Phone:    (212) 507-9782

Signature, Place and Date of Signing:

/s/ Michael A. Karsch              New York, NY                 2/14/06
-------------------------        -----------------          --------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     65
Form 13F Information Table Value Total:  $1,599,857
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number             Name
----         ------------------------         ------------------------------

1.           28-10580                         Karsch Associates, LLC
2.           28-10579                         Karsch Capital II, LP
3.           28-10586                         Karsch Capital, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   KARSCH CAPITAL MANAGEMENT, L.P.
                                                          December 31, 2005
           Col 1                     Col 2          Col 3      Col 4           Col 5           Col 6  Col 7           Col 8
                                                                                  Sh/  Put/  Invstmt  Other     Voting Authority
                               Title             CUSIP      Value      Shares/    Prn  Call  Discrtn  Mngrs  Sole       Shared  None
     Name of Issuer            of Class                     (x$1,000)  Prn Amt.
ACTIVISION INC NEW             COM NEW           004930202      4,356    317,000  SH         Sole       0      317,000    0      0
AMERICAN EXPRESS CO            COM               025816109     28,092    545,900  SH         Sole       0      545,900    0      0
AMERICAN TOWER CORP            CL A              029912201     13,595    501,646  SH         Sole       0      501,646    0      0
BANK OF AMERICA CORPORATION    COM               060505104     20,075    435,000  SH         Sole       0      435,000    0      0
BEAR STEARNS COS INC           COM               073902108     29,718    257,230  SH         Sole       0      257,230    0      0
BOEING CO                      COM               097023105     26,410    376,000  SH         Sole       0      376,000    0      0
BORDERS GROUP INC              COM               099709107     54,171  2,499,800  SH         Sole       0    2,499,800    0      0
BORLAND SOFTWARE CORP          COM               099849101      6,628  1,015,000  SH         Sole       0    1,015,000    0      0
CENTENE CORP DEL               COM               15135b101     14,417    548,400  SH         Sole       0      548,400    0      0
SCHWAB CHARLES CORP NEW        COM               808513105     38,104  2,597,427  SH         Sole       0    2,597,427    0      0
CIRCUIT CITY STORES INC        COM               172737108      1,023     45,300  SH         Sole       0       45,300    0      0
CITIGROUP INC                  COM               172967101     23,267    479,440  SH         Sole       0      479,440    0      0
CLEAR CHANNEL OUTDOOR HLDGS    CL A              18451c109      7,419    370,000  SH         Sole       0      370,000    0      0
COMMERCIAL METALS CO           COM               201723103      1,280     34,100  SH         Sole       0       34,100    0      0
CROWN HOLDINGS INC             COM               228368106     69,826  3,575,338  SH         Sole       0    3,575,338    0      0
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN    23311p100     10,658    435,000  SH         Sole       0      435,000    0      0
DICKS SPORTING GOODS INC       COM               253393102     17,903    538,600  SH         Sole       0      538,600    0      0
DST SYS INC DEL                COM               233326107     21,268    355,000  SH         Sole       0      355,000    0      0
E TRADE FINANCIAL CORP         COM               269246104     18,215    873,220  SH         Sole       0      873,220    0      0
FLOWSERVE CORP                 COM               34354p105      3,560     90,000  SH         Sole       0       90,000    0      0
FREESCALE SEMICONDUCTOR INC    CL A              35687m107     22,042    875,040  SH         Sole       0      875,040    0      0
FREESCALE SEMICONDUCTOR INC    CL B              35687m206     19,969    793,380  SH         Sole       0      793,380    0      0
GAMESTOP CORP NEW              CL B              36467w208     41,928  1,450,800  SH         Sole       0    1,450,800    0      0
GARTNER INC                    COM               366651107     15,111  1,171,400  SH         Sole       0    1,171,400    0      0
ICICI BK LTD                   ADR               45104g104      1,296     45,000  SH         Sole       0       45,000    0      0
INGERSOLL-RAND COMPANY LTD     CL A              g4776g101     13,611    337,163  SH         Sole       0      337,163    0      0
INTERCONTINENTALEXCHANGE INC   COM               45865v100      5,434    149,500  SH         Sole       0      149,500    0      0
INVITROGEN CORP                COM               46185r100      3,798     57,000  SH         Sole       0       57,000    0      0
ISHARES TR                     RUSSELL 1000 GRW  464287614     14,460    283,478  SH         Sole       0      283,478    0      0
JOHNSON CTLS INC               COM               478366107     36,309    498,000  SH         Sole       0      498,000    0      0
LAIDLAW INTL INC               COM               50730r102     49,189  2,117,470  SH         Sole       0    2,117,470    0      0
LAMAR ADVERTISING CO           CL A              512815101     17,760    385,000  SH         Sole       0      385,000    0      0
LAS VEGAS SANDS CORP           COM               517834107      1,163     29,460  SH         Sole       0       29,460    0      0
LAWSON SOFTWARE INC            COM               520780107     14,320  1,948,263  SH         Sole       0    1,948,263    0      0
LEVEL 3 COMMUNICATIONS INC     COM               52729n100      4,764  1,659,960  SH         Sole       0    1,659,960    0      0
LOEWS CORP                     COM               540424207    113,257  2,574,610  SH         Sole       0    2,574,610    0      0
MC DONALDS CORP                COM               580135101     25,452    754,800  SH         Sole       0      754,800    0      0
MICROSOFT CORP                 COM               594918104     43,862  1,677,340  SH         Sole       0    1,677,340    0      0
NII HLDGS INC                  CL B NEW          62913f201     10,317    236,190  SH         Sole       0      236,190    0      0
NVIDIA CORP                    COM               67066g104     36,088    987,100  SH         Sole       0      987,100    0      0
OFFICE DEPOT INC               COM               676220106     45,273  1,441,800  SH         Sole       0    1,441,800    0      0
OMNICARE INC.                  COM               681904108    102,853  1,797,500  SH         Sole       0    1,797,500    0      0
ORACLE CORP                    COM               68389x105     36,827  3,016,174  SH         Sole       0    3,016,174    0      0
PARKER-HANNIFIN CORP           COM               701094104     12,084    183,200  SH         Sole       0      183,200    0      0
QUESTAR CORP                   COM               748356102      6,467     85,430  SH         Sole       0       85,430    0      0
REDBACK NETWORKS INC           COM NEW           757209507      2,570    182,800  SH         Sole       0      182,800    0      0
ROSS STORES INC                COM               778296103      7,577    262,190  SH         Sole       0      262,190    0      0
SPDR TR                        UNIT SER 1        78462f103        415      3,330  SH         Sole       0        3,330    0      0
SULPHCO INC                    COM               865378103      4,136    366,000  SH         Sole       0      366,000    0      0
TEMPLE INLAND INC              COM               879868107     12,468    278,000  SH         Sole       0      278,000    0      0
TRANSOCEAN INC                 ORD               g90078109     18,468    265,000  SH         Sole       0      265,000    0      0
TYCO INTL LTD NEW              COM               902124106     27,105    939,200  SH         Sole       0      939,200    0      0
UBS AG                         NAMEN AKT         h8920m855     17,308    181,900  SH         Sole       0      181,900    0      0
UNITED RENTALS INC             COM               911363109      3,766    161,000  SH         Sole       0      161,000    0      0
UNITED STATES STL CORP NEW     COM               912909108     15,238    317,000  SH         Sole       0      317,000    0      0
WARNER MUSIC GROUP CORP        COM               934550104      3,353    174,000  SH         Sole       0      174,000    0      0
WASHINGTON MUT INC             COM               939322103     23,099    531,000  SH         Sole       0      531,000    0      0
WEATHERFORD INTERNATIONAL LTD  COM               g95089101        350      9,675  SH         Sole       0        9,675    0      0
WELLCARE HEALTH PLANS INC      COM               94946t106     29,767    728,700  SH         Sole       0      728,700    0      0
WILLIAMS COS INC DEL           COM               969457100    123,016  5,309,270  SH         Sole       0    5,309,270    0      0
INVITROGEN CORP                COM               46185r100     33,320    500,000  SH   Call  Sole       0      500,000    0      0
MIDCAP SPDR TR                 UNIT SER 1        595635103    134,017    995,000  SH   Call  Sole       0      995,000    0      0
WASHINGTON MUT INC             COM               939322103     29,145    670,000  SH   Call  Sole       0      670,000    0      0
REYNOLDS AMERICAN INC          COM               761713106      1,582     16,600  SH    Put  Sole       0       16,600    0      0
DOLLAR GEN CORP                COM               256669102      9,535    500,000  SH    Put  Sole       0      500,000    0      0
                                                            1,599,857

SK 03407 0004 643943